Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables
Due from charterers	$ 175	$ 1,008
Accrued income	7,763	8,348
Insurance claims	261	375
Other receivables	8,760	3,652
Total	$ 16,959	$ 13,383